Earnings per Share ("EPS") - Computation of Weighted Average Number of Shares (Detail) - shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Earnings per share [abstract]
Weighted average number of ordinary shares for basic earnings per share	3,709,778,760	2,964,333,584	2,965,004,871
Potential ordinary shares relating to share option awards	7,687,551	1,227,287
Adjusted weighted average number of ordinary shares for diluted earnings per share	3,717,466,311	2,965,560,871	2,965,004,871